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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas 77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Hawkins
Title:    Manager
Phone:    713-238-2050

Signature, Place, and Date of Signing:



          /s/ Russell Hawkins            Houston, Texas         February 8, 2005
              [Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:           $160,629 (thousands)



List of Other Included Managers:

None


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** ROYAL DUTCH PETROLEUM CO   COM              780257804    11476   200000 SH       SOLE                   200000
ALTRIA GROUP INC               COM              02209s103    26273   430000 SH       SOLE                   430000
CHEVRONTEXACO CORP             COM              166764100     6301   120000 SH       SOLE                   120000
CIT GROUP INC NEW              COM              125581108     8018   175000 SH       SOLE                   175000
CITIGROUP INC                  COM              172967101     4818   100000 SH       SOLE                   100000
COCA COLA COM                  COM              191216100     2082    50000 SH       SOLE                    50000
EXPRESSJET HOLDINGS, INC.      COM              30218u108      644    50000 SH       SOLE                    50000
EXXON MOBIL CORP               COM              30231g102    10252   200000 SH       SOLE                   200000
FREDDIE MAC                    COM              313400301     2948    40000 SH       SOLE                    40000
ISHARES MSCI JAPAN INDEX FDMAR COM              464286848     4368   400000 SH       SOLE                   400000
JACOBS ENGR GROUP DEL COM      COM              469814107     4779   100000 SH       SOLE                   100000
KERR MC GEE CORP               COM              492386107     2601    45000 SH       SOLE                    45000
LIBERTY MEDIA CORP NEWCMN SERI COM              530718105     2470   225000 SH       SOLE                   225000
LIBERTY MEDIA INTL INC COM SER COM              530719103      636    13750 SH       SOLE                    13750
MARATHON OIL CORP              COM              565849106     1880    50000 SH       SOLE                    50000
MARSH & MCLENNAN COS INC       COM              571748102     3290   100000 SH       SOLE                   100000
MCI INC COM                    COM              552691107     8850   438976 SH       SOLE                   438976
MCKESSON CORPORATION COM       COM              58155q103     3932   125000 SH       SOLE                   125000
PREMCOR INC CMN                COM              74045q104     8434   200000 SH       SOLE                   200000
SHELL TRNS&TRADNG PLC NY SHS(N COM              822703609    12850   250000 SH       SOLE                   250000
SKYWEST INC COM                COM              830879102     1003    50000 SH       SOLE                    50000
SOUTHWEST AIRLINES CO          COM              844741108     8140   500000 SH       SOLE                   500000
STATE STREET CORP              COM              857477103     7368   150000 SH       SOLE                   150000
SYNTROLEUM CORP                COM              871630109      201    25000 SH       SOLE                    25000
VALERO ENERGY CORP-NEW         COM              91913y100     6810   150000 SH       SOLE                   150000
ZIONS BANCORP                  COM              989701107    10204   150000 SH       SOLE                   150000